Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 7. Property and equipment
Property and equipment consisted of the following at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Distribution system	157,707	$145,357
Asset retirement obligation	2,180	2,015
Construction in progress	31,319	28,493
Equipment	6,329	6,051
Vehicles	4,242	3,943
Furniture and fixtures	1,246	1,267
Software	2,405	1,452
Leasehold improvements	790	691

	206,218	189,269
Less: accumulated depreciation	(69,462)	(60,250)

Property and equipment, net	$136,756	$129,019

Depreciation expense for the three months ended March 31, 2022 and 2021 totaled approximately $9,332 and $6,095 respectively, and is included within cost of revenues, selling, general and administrative, and research and development expense on the accompanying condensed consolidated statements of operations. For the three months ended March 31, 2022 and 2021, the Company reported $8,440 and $5,371, respectively, of depreciation related to the deployed assets which comprise its distribution system.
Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 7. Property and equipment
Property and equipment consisted of the following at December 31, 2021 and 2020:

	December 31,
	2021	2020
Distribution system	$142,202	$91,719
Asset retirement obligation	2,015	1,232
Construction in progress	28,493	12,496
Equipment	6,051	4,814
Vehicles	3,943	2,875
Site acquisition costs	3,155	2,547
Furniture and fixtures	1,267	1,163
Software	1,452	626
Leasehold improvements	691	596

	189,269	118,068
Less: accumulated depreciation	(60,250)	(31,410)

Property and equipment, net	$129,019	$86,658

Depreciation expense for the years ended December 31, 2021 and 2020 totaled approximately $29,463 and $19,350 respectively, and is included within cost of revenues, selling, general and administrative, and research and development expense on the accompanying consolidated statements of operations. The Company reported $26,372 and $16,676, in 2021 and 2020, respectively, of depreciation related to the deployed assets which comprise its distribution system.